Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Accounts Payable (Table)

	December 31, 2024	December 31, 2023
Suppliers, repairers	$8,884	$12,933
Insurers, agents and brokers	210	303
Payables to charterers	3,416	1,967
EUAs	11,708	-
Other creditors	2,116	2,398
Total	$26,334	$17,601